Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
Accrued Liabilities
Accrued liabilities consisted of the following:

	As of December 31,
	2015	2014
Accrued interest	$97.4	$70.5
Compensation and benefits	80.1	106.4
Deferred revenue	47.5	45.2
Taxes, other than income	28.0	35.7
Legal accruals	26.5	60.0
Accrued licenses	19.4	11.4
Customer advances	16.3	10.7
WAP Jackpot	12.4	14.4
Accrued contract costs	12.2	13.1
Short-term hedge liability	7.9	—
Sales incentive	7.6	5.8
Accrued rent	3.6	3.7
Liabilities assumed in business combinations	2.2	6.6
Other	82.7	65.9
	$443.8	$449.4